FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05642

Nuveen Multi-Market Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Cedric H. Antosiewicz – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: June 30

Date of reporting period: June 30, 2019

Item 1. Proxy Voting Record

FORM N-PX

ICA File Number:  811-05642

Registrant Name:  Nuveen Multi-Market Income Fund

Reporting Period:  07/01/2018 - 06/30/2019

Nuveen Multi-Market Income Fund

BLACKROCK CREDIT ALLOCATION INCOME TRUST Meeting Date: JUL 30, 2018 Record Date: MAY 31, 2018 Meeting Type: ANNUAL
Ticker: BTZ Security ID: 092508100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Frank J. Fabozzi	Management	For	For
1.2	Elect Director Robert Fairbairn	Management	For	For
1.3	Elect Director Catherine A. Lynch	Management	For	For
1.4	Elect Director Karen P. Robards	Management	For	For

PIONEER FLOATING RATE TRUST Meeting Date: SEP 20, 2018 Record Date: JUL 10, 2018 Meeting Type: ANNUAL
Ticker: PHD Security ID: 72369J102
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director Thomas J. Perna	Management	For	For
1b	Elect Director Fred J. Ricciardi	Management	For	For
1c	Elect Director Marguerite A. Piret	Management	For	For

END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multi-Market Income Fund

By	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz – Chief Administrative Officer

Date

August 19, 2019